Fair Values of Assets and Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair value measurement transfers from one level to another	$ 0	$ 0	$ 0
Mortgage loans held for sale measured at fair value gain (loss)	(335)	287	15
Standby Letters of Credit and Unfunded Commitments [Member]
Fair Value Disclosures [Abstract]
Carrying value of guarantee obligations	382	415
Other Guarantees [Member]
Fair Value Disclosures [Abstract]
Carrying value of guarantee obligations	$ 278	$ 452
Minimum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of underlying fair value of underlying derivative contracts	0.00%
Maximum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of underlying fair value of underlying derivative contracts	100.00%
Average [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of underlying fair value of underlying derivative contracts	7.00%